Financial assets - Current (Details) $ in Thousands, € in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of financial assets [line items]
Total current financial assets	$ 1,842,200	€ 100	$ 1,878,890	$ 1,878,890
Term accounts
Disclosure of financial assets [line items]
Total current financial assets	$ 1,842,200			$ 1,878,890